As filed with the Securities and Exchange            Registration No. 333-09515
Commission on July 29, 1997                          Registration No. 811-2512

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
--------------------------------------------------------------------------------
                        POST-EFFECTIVE AMENDMENT NO. 2 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

          -------- 60 days after filing pursuant to paragraph (a)(2) of Rule 485

             X         on August 21, 1997 or as soon as thereafter practicable
                       pursuant to paragraph (a)(3) of Rule 485 (Request for
         ---------     acceleration has been included with this filing)

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on February 28, 1997.

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET

FORM N-4                            PART A (PROSPECTUS)                   LOCATION - PROSPECTUS
ITEM NO.                                                                   DATED MAY 1, 1997 AND
                                                                               AS AMENDED BY
                                                                             SUPPLEMENT DATED
                                                                             AUGUST 21, 1997

        1           Cover Page........................................   Cover Page, and as amended

        2           Definitions.......................................   Definitions

        3           Synopsis..........................................   Prospectus Summary; Fee Table, and as
                                                                         amended

        4           Condensed Financial Information...................   Not applicable

        5           General Description of Registrant, Depositor, and    The Company; The Separate Account;
                    Portfolio Companies...............................   Investment Options, and as amended

        6           Deductions and Expenses...........................   Charges and Deductions; Distribution

        7           General Description of Variable Annuity Contracts.   The Variable Annuity Contract; Annuity
                                                                         Payments; Death Benefit; Investment
                                                                         Options, and as amended; Miscellaneous

        8           Annuity Period....................................   Annuity Payments

        9           Death Benefit.....................................   Death Benefit

        10          Purchases and Contract Value......................   Purchase; Annuity Payments-Valuation of
                                                                         Annuity Unit Values

        11          Redemptions.......................................   Withdrawals-Access to Your Money;
                                                                         Purchase-Free Look Period

        12          Taxes.............................................   Taxes

        13          Legal Proceedings.................................   Other Information - Legal Matters and
                                                                         Proceedings

        14          Table of Contents of the Statement of Additional     Contents of the Statement of Additional
                    Information.......................................   Information




FORM N-4            PART B (STATEMENT OF ADDITIONAL INFORMATION)         LOCATION - STATEMENT
ITEM NO.                                                                     OF ADDITIONAL
                                                                           INFORMATION DATED
                                                                              MAY 1, 1997

        15          Cover Page...........................................   Cover Page

        16          Table of Contents....................................   Table of Contents

        17          General Information and History......................   General Information and History;
                                                                            Independent Auditors

        18          Services.............................................   General Information and History;
                                                                            Independent Auditors

        19          Purchase of Securities Being Offered.................   Offering and Purchase of Contracts

        20          Underwriters.........................................   Offering and Purchase of Contracts

        21          Calculation of Performance Data......................   Performance Data; Average Annual Total
                                                                            Return Quotations

        22          Annuity Payments.....................................   Not Applicable

        23          Financial Statements.................................   Financial Statements

                                  Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  Parts A and B

The Prospectus and the Statement of Additional Information are incorporated into Part A and B, respectively, of this Post-Effective Amendment 2, by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-09515), as filed electronically on April 15, 1997.

                   Supplement to Prospectus Dated May 1, 1997
                    Aetna Life Insurance and Annuity Company
                           Variable Annuity Account B
             A Fixed and Variable Single Premium Immediate Annuity


The prospectus dated May 1, 1997 is amended as follows:


Cover:
The following Funds will be replaced with the designated Substitute Funds after the close of business of the New York Stock Exchange on November 26, 1997:



               Replaced Fund                                      Substitute Fund
Alger American Small Capitalization Portfolio     Portfolio Partners MFS Emerging Equities Portfolio
Neuberger & Berman AMT Growth Portfolio           Portfolio Partners MFS Value Equity Portfolio

                      SUBJECT TO COMPLETION OR AMENDMENT


INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SUPPLEMENT SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


                 The Date of this Supplement is August 21, 1997


Form No. X09515-97

Fee Table - 2
The table under Annual Expenses of the Funds is amended by deleting the Replaced Funds and adding the following Substitute Funds:



                                                  Investment
                                                  Advisory Fees      Other Expenses
                                                  (after expense     (after expense     Total Annual
                                                  reimbursement)     reimbursement)     Fund Expenses
Portfolio Partners MFS Emerging Equities              .70%(1)            .13%              .83%(2)
 Portfolio
Portfolio Partners MFS Value Equity Portfolio         .65%               .25%              .90%(2)

1 The advisory fee is .70% of the first $500 million in assets and .65% on the excess.
2 The Company has agreed to reimburse the Fund for expenses and/or waive its fees so that the aggregate expenses will not exceed this amount through April 30, 1999. Without such reimbursements or waivers, Total Annual Fund Expenses are estimated to be as follows: .87% for the MFS Emerging Equities Portfolio; and .90% for the MFS Value Equity Portfolio.



Fee Table - 3
The hypothetical illustrations in Fee Table - 3 are amended by deleting all information with respect to the Replaced Funds for periods after November 26, 1997, and adding the following:



                                                       EXAMPLE A                         EXAMPLE B
                                           If you withdraw the entire           If you do not withdraw your
                                           Commuted Value at the end of the     Commuted Value you would pay the
                                           periods shown, you would pay the     following expenses (no withdrawal
                                           following expenses, including any    charge is reflected):
                                           applicable withdrawal charge:

                                           1 year   3 yrs   5 yrs   10 yrs      1 year   3 yrs   5 yrs   10 yrs
                                           ------   -----   -----   ------      ------   -----   -----   ------
Portfolio Partners MFS Emerging Equities   $67      $90     $103    $145         $20     $57     $89     $145
 Portfolio
Portfolio Partners MFS Value Equity        $68      $92     $106    $149         $21     $59     $92     $149
 Portfolio

Prospectus, Page 3
In the Section Investment Options, the Substitute Funds will take the place of the Replaced Funds after the close of business of the New York Stock Exchange on November 26, 1997. Any amounts allocated to the Replaced Funds will automatically be allocated to the Substitute Funds after that date. The following will be added:

Portfolio Partners MFS Emerging Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks issued by companies that its subadviser believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies).

Portfolio Partners MFS Value Equity Portfolio seeks capital appreciation by investing primarily in common stocks.

Aetna Life Insurance and Annuity Company serves as the investment adviser to each Portfolio, and Massachusetts Financial Services Company serves as the subadviser.









Form No. X09515-97

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Financial Statements:

         (1)      Included in Part A:

                  Not Applicable

         (2)      Included in Part B:

                  Financial Statements of Variable Annuity Account B:

                  -   Statement of Assets and Liabilities as of December 31,
                      1996

                  - Statements of Operations and Changes in Net Assets for the years ended December 31, 1996 and 1995

                  -   Notes to Financial Statements

                  -   Independent Auditors' Report

                  Financial Statements of the Depositor:

                  -   Independent Auditors' Report

                  - Consolidated Statements of Income for the years ended December 31, 1996, 1995 and 1994

                  -   Consolidated Balance Sheets as of December 31, 1996 and
                      1995

                  - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1996, 1995 and 1994

                  - Consolidated Statements of Cash Flows for the years ended December 31, 1996, 1995 and 1994

                  -   Notes to Consolidated Financial Statements

     (b) Exhibits

         (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)

         (2)      Not applicable

         (3.1)    Form of Broker-Dealer Agreement(2)

         (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(2)

         (4)      Form of Variable Annuity Contracts (A050SP96)(3)

         (5)      Form of Variable Annuity Contract Application (82926(7/96))(3)

         (6.1)    Certificate of Incorporation and By-Laws of Aetna Life

                  Insurance and Annuity Company(4)

         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(5)

         (7)      Not applicable

         (8) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996(2)

         (9)      Opinion and Consent of Counsel

         (10)     Consent of Independent Auditors

         (11)     Not applicable

         (12)     Not applicable

         (13)     Schedule for Computation of Performance Data(6)

         (14)     Not applicable

         (15.1)   Powers of Attorney(7)

         (15.2)   Authorization for Signatures(2)

         (27)     Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996.

2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.

3. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-09515), as filed electronically on August 2, 1996.

4. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 33-60477), as filed electronically on April 15, 1996.

5. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.

6. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-09515), as filed electronically on December 23, 1996.

7. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form S-6 (File No. 33-76004), as filed electronically on July 14, 1997.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*                Positions and Offices with Depositor
------------------               ------------------------------------

Daniel P. Kearney                Director and President

Timothy A. Holt                  Director, Senior Vice President and Chief
                                 Financial Officer

Christopher J. Burns             Director and Senior Vice President

J. Scott Fox                     Director and Senior Vice President

John Y. Kim                      Director and Senior Vice President

Shaun P. Mathews                 Director and Vice President

Glen Salow                       Director and Vice President

Creed R. Terry                   Director and Vice President

Deborah Koltenuk                 Vice President and Treasurer, Corporate
                                 Controller

Frederick D. Kelsven             Vice President and Chief Compliance Officer

Kirk P. Wickman                  Vice President, General Counsel and Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 25 of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-41694), as filed electronically on July 9, 1997.

Item 27. Number of Contract Owners

     As of June 30, 1997, there were 53,749 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter and investment adviser for Aetna Series Fund, Inc. (effective August 1, 1997, Aetna will no longer be the Underwriter for Aetna Series Fund, Inc.), Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1996:

         (1)                      (2)                      (3)                  (4)                  (5)

Name of                 Net Underwriting          Compensation on
Principal               Discounts and             Redemption or          Brokerage
Underwriter             Commissions               Annuitization          Commissions        Compensation*
-----------             -----------               -------------          -----------        -------------

Aetna Life Insurance                                   $288,029                                 $17,661,810
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) [Paragraph] 78,904 at 78,523 (November 22,
         1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company has duly caused this Post-Effective Amendment No. 2 to its Registration Statement on Form N-4 (File No. 333-09515) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 29th day of July, 1997.

                                   VARIABLE ANNUITY ACCOUNT B OF AETNA
                                   LIFE INSURANCE AND ANNUITY COMPANY
                                       (Registrant)

                            By:    AETNA LIFE INSURANCE AND ANNUITY
                                   COMPANY
                                       (Depositor)

                            By:    Daniel P. Kearney*
                                   --------------------------------------------
                                   Daniel P. Kearney
                                   President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-09515) has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                                                            Date
---------                             -----                                                            ----
Daniel P. Kearney*                    Director and President                                         )
------------------------------------  (principal executive officer)                                  )
Daniel P. Kearney                                                                                    )
                                                                                                     )
Timothy A. Holt*                      Director, Senior Vice President and Chief                      )
-----------------------------------   Financial Officer                                              )
Timothy A. Holt                                                                                      )
                                                                                                     )
Christopher J. Burns*                 Director                                                       )   July
------------------------------------                                                                 )   29, 1997
Christopher J. Burns                                                                                 )
                                                                                                     )
J. Scott Fox*                         Director                                                       )
------------------------------------                                                                 )
J. Scott Fox                                                                                         )
                                                                                                     )
John Y. Kim*                          Director                                                       )
------------------------------------                                                                 )
John Y. Kim                                                                                          )






Shaun P. Mathews*                      Director                                                      )
------------------------------------                                                                 )
Shaun P. Mathews                                                                                     )
                                                                                                     )
Glen Salow*                            Director                                                      )
------------------------------------                                                                 )
Glen Salow                                                                                           )
                                                                                                     )
Creed R. Terry*                        Director                                                      )
------------------------------------                                                                 )
Creed R. Terry                                                                                       )
                                                                                                     )
Deborah Koltenuk*                      Vice President and Treasurer, Corporate Controller            )
------------------------------------                                                                 )
Deborah Koltenuk                                                                                     )

By:     /s/ Kirk P. Wickman
        ------------------------------------------------------------
        Kirk P. Wickman
        *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX

Exhibit No.            Exhibit                                                                              Page
-----------            -------                                                                              ----

99-B.1                 Resolution of the Board of Directors of Aetna Life Insurance and Annuity              *
                       Company establishing Variable Annuity Account B

99-B.3.1               Form of Broker-Dealer Agreement                                                       *

99-B.3.2               Alternative Form of Wholesaling Agreement and Related Selling Agreement               *

99-B.4                 Form of Variable Annuity Contracts (A050SP96)                                         *

99-B.5                 Form of Variable Annuity Contract Application (82826(7/96))                           *

99-B.6.1               Certificate of Incorporation and By-Laws of Depositor                                 *

99-B.6.2               Amendment of Certificate of Incorporation of Depositor                                *

99-B.8                 Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996

99-B.9                 Opinion and Consent of Counsel                                                 -----------------

99-B.10                Consent of Independent Auditors                                                -----------------

99-B.13                Schedule for Computation of Performance Data                                          *

99-B.15.1              Powers of Attorney                                                                    *

99-B.15.2              Authorization for Signatures                                                          *

27                     Financial Data Schedule                                                        -----------------

*Incorporated by reference